CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 1,436,122	$ 1,422,680	$ 1,677,614
COST OF REVENUES	1,096,680	1,069,161	1,211,306
GROSS PROFIT	339,442	353,519	466,308
OPERATING COSTS AND EXPENSES:
Research and development	79,434	79,808	83,911
Marketing, general and administrative	74,964	72,454	80,282
Restructuring gain from sale of machinery and equipment, net	0	(52,168)	(20,243)
Restructuring expense (income), net	(6,270)	19,662	10,684
Merger-contract termination fee, net	0	(313,501)	0
TOTAL OPERATING COSTS AND EXPENSES	148,128	(193,745)	154,634
OPERATING PROFIT	191,314	547,264	311,674
FINANCING INCOME (EXPENSE), NET	50,834	30,531	(12,767)
OTHER INCOME (EXPENSE), NET	(24,721)	7,047	(6,934)
PROFIT BEFORE INCOME TAX	217,427	584,842	291,973
INCOME TAX EXPENSE, NET	(10,205)	(65,312)	(25,502)
NET PROFIT	207,222	519,530	266,471
Net loss (profit) attributable to non-controlling interest	642	(1,036)	(1,902)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 207,864	$ 518,494	$ 264,569
BASIC EARNINGS PER SHARE:
Earnings per share	$ 1.87	$ 4.7	$ 2.42
Weighted average number of shares	111,153	110,289	109,349
DILUTED EARNINGS PER SHARE:
Earnings per share	$ 1.85	$ 4.66	$ 2.39
Net profit used for diluted earnings per share	$ 207,864	$ 518,494	$ 264,569
Weighted average number of shares used for diluted earnings per share	112,343	111,216	110,754